Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000006467 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C000006467 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006467 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006467 | AAA
Holdings [Line Items]
Percent of Net Asset Value	149.00%
C000006467 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006467 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006467 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006467 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006467 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	52.90%
C000155939 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C000155939 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155939 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155939 | AAA
Holdings [Line Items]
Percent of Net Asset Value	149.00%
C000155939 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155939 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	39.70%
C000155939 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	52.90%
C000006470 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C000006470 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006470 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006470 | AAA
Holdings [Line Items]
Percent of Net Asset Value	149.00%
C000006470 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006470 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006470 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006470 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006470 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	52.90%
C000006469 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(54.70%)
C000006469 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006469 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006469 | AAA
Holdings [Line Items]
Percent of Net Asset Value	149.00%
C000006469 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006469 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006469 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006469 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	39.70%
C000006469 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	52.90%